Maintenance Rights Intangible And Lease Premium, Net (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013		Dec. 31, 2012
Maintenance Rights Intangible And Lease Premium, Net [Abstract]
Amortization of intangibles	$ 17,967	$ 8,746	[1]	$ 11,577	[1]

[1]	Certain reclassifications have been made to the Consolidated Statements of Cash Flows for the years ended December 31, 2013 and 2012 to reflect the current year presentation. Refer to Note 2 - Basis for presentation.